Vanguard Energy Fund

Supplement to the Prospectus and Summary Prospectus
Dated May 25, 2016

Important Change to Vanguard Energy Fund

Effective June 30, 2016, Karl E. Bandtel retired from Wellington Management Company LLP (Wellington Management) and no longer serves as a portfolio manager for the portion of Vanguard Energy Fund managed by Wellington Management.

Gregory J. LeBlanc, who served as a portfolio manager with Mr. Bandtel, is now the sole portfolio manager of the Wellington Management portion of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisors”:

Portfolio Managers

Gregory J. LeBlanc, CFA, Senior Managing Director and Global Industry Analyst of Wellington Management. He has managed a portion of the Fund since 2015.

James P. Stetler, Principal of Vanguard. He has co-managed a portion of the Fund since 2012.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has co-managed a portion of the Fund since 2012.

Binbin Guo, Ph.D., Principal of Vanguard and head of Equity Research and Portfolio Strategies of Vanguard’s Quantitative Equity Group. He has co-managed a portion of the Fund since 2016.

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Prospectus Text Changes

Under the heading Investment Advisors in the description of the managers primarily responsible for the day-to-day management of the Fund, references to Karl E. Bandtel are removed, and the following replaces similar text for Gregory J. LeBlanc:

Gregory J. LeBlanc, CFA, Senior Managing Director and Global Industry Analyst of Wellington Management. He has worked in investment management since 1995, has been involved in managing investment portfolios since 2000, and has managed a portion of the Fund since 2015. Education: B.A., Bates College.

CFA® is a registered trademark owned by CFA Institute.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 51B 062016

Vanguard Specialized Funds

Supplement to the Statement of Additional Information Dated May 25, 2016

Important Changes to Vanguard Energy Fund

Effective June 30, 2016, Karl E. Bandtel retired from Wellington Management Company LLP (Wellington Management) and no longer serves as a portfolio manager for the portion of Vanguard Energy Fund managed by Wellington Management.

Gregory J. LeBlanc, who served as a portfolio manager with Mr. Bandtel, is now the sole portfolio manager of the Wellington Management portion of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

In the Investment Advisory Services section, all references to Mr. Bandtel are removed.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 51F 062016